T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 101.2%
MARYLAND  95.7%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/26  1,090 1,097
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/29  1,000 1,088
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/28 (1) 140 147
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/29 (1) 200 213
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,008
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (2) 125 125
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2) 135 133
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (2) 190 184
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/26  2,315 2,352
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/26  1,870 1,876
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 815
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,132
Baltimore County, Metropolitan Dist. Bonds, GO, 5.00%, 8/1/28  1,000 1,068
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  535 530
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 398
Baltimore County, Riderwood Village Project, 5.00%, 1/1/28  410 423
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  525 527
Charles County, Consolidated Public Improvement,
Series 2023, GO, 5.00%, 10/1/26  1,800 1,851
Frederick County, Series A, 5.00%, 7/1/25  1,305 1,307
Frederick County, Series A, GO, 5.00%, 4/1/27  1,000 1,040
Frederick County, Public Fac. Project, Series A, GO, 5.00%,
4/1/26  1,565 1,592
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  1,060 1,066
Harford County, Series B, GO, 5.00%, 7/1/26  1,000 1,023
Harford County, Consolidated Public Improvement, GO, 5.00%,
10/1/28  1,000 1,071
Howard County, Series A, GO, 5.00%, 2/15/28  500 518
Howard County, Series B, GO, 5.00%, 8/15/26  275 282
Howard County, Series C, GO, 5.00%, 2/15/30  1,000 1,094
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26  120 122

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 198
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/26  200 202
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 205
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  2,305 2,365
Hyattsville City, GO, 5.00%, 1/1/26  165 166
Hyattsville City, GO, 5.00%, 1/1/27  170 173
Maryland, Series 2017-A, GO, 5.00%, 8/1/26  1,185 1,215
Maryland, Series 2017-A, GO, 5.00%, 3/15/28  815 845
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,375 1,409
Maryland, Series A, GO, 5.00%, 3/15/26  505 513
Maryland, Series A, GO, 5.00%, 3/15/27  3,000 3,116
Maryland, Series A, GO, 5.00%, 8/1/27  735 770
Maryland, Series A, GO, 5.00%, 3/15/28  1,450 1,537
Maryland, Series A, GO, 5.00%, 8/1/29  2,990 3,104
Maryland, Series A, GO, 5.00%, 3/15/31  1,190 1,250
Maryland, Series B, GO, 5.00%, 8/1/26  1,505 1,542
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 902
Maryland CDA, Series B, 5.00%, 3/1/29  700 738
Maryland CDA, Series C, 1.55%, 3/1/29  750 679
Maryland CDA, Series C, 3.00%, 4/1/26  80 80
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50
Maryland CDA, Series C, 5.00%, 9/1/26  1,350 1,383
Maryland CDA, Series C, 5.00%, 9/1/29  150 159
Maryland CDA, Series C, 5.00%, 3/1/30  400 419
Maryland CDA, Park Place at Addison Road Metro, Series C-2,
3.70%, 1/1/29 (3) 1,000 1,003
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  1,500 1,498
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,000 1,001
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 807
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 856
Maryland Dept. of Housing & Community Dev., Series B,
3.60%, 7/1/27 (3) 1,500 1,500
Maryland DOT, 2.125%, 10/1/31  755 674
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 195
Maryland DOT, 5.00%, 6/1/25  650 650

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, 5.00%, 5/1/26  2,160 2,162
Maryland DOT, 5.00%, 10/1/26  1,215 1,250
Maryland DOT, 5.00%, 11/1/26  1,040 1,041
Maryland DOT, 5.00%, 9/1/28  2,880 3,017
Maryland DOT, 5.00%, 9/1/29  4,165 4,343
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,785 2,862
Maryland DOT, Series 2019, 5.00%, 10/1/27  740 777
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,410
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,155 1,217
Maryland DOT, Series 2022B, 5.00%, 12/1/27  990 1,043
Maryland DOT, Series A, 5.00%, 10/1/27  705 740
Maryland DOT, Series A, 5.00%, 8/1/28 (1)(4) 1,725 1,803
Maryland DOT, Series B, 5.00%, 8/1/26 (4) 1,235 1,257
Maryland DOT, Series B, 5.00%, 12/1/26  1,615 1,668
Maryland DOT, Series B, 5.00%, 8/1/27 (4) 1,250 1,290
Maryland DOT, Series B, 5.00%, 8/1/28 (4) 1,050 1,096
Maryland DOT, Series B, 5.00%, 8/1/29 (4) 750 791
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (4) 800 822
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 300
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 349
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 742
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,075 2,101
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 762
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 773
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  660 660
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  305 312
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,180 1,180
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,035
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 258
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (1) 310 325
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (1) 555 590
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (1) 820 880
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,625 1,638
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 500 507

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25 (5) 200 200
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27 (Prerefunded 7/1/25) (6) 175 175
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 644
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  300 306
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,085 1,094
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  125 129
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  550 559
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.95%, 6/1/48  400 400
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 2.95%, 6/1/46  400 400
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 245
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  90 90
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  665 677
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28
(Prerefunded 7/1/25) (6) 395 396
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,031
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,001
Maryland HHEFA, Mercy Medical Center, Series A, 3.50%,
7/1/32  100 94
Maryland HHEFA, Meritus Health Issue, 5.00%, 7/1/29 (3) 2,000 2,128
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,431
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 100
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 203
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  545 562
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 501
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 270
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,590 2,645
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  240 244
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (6) 1,000 1,019
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (6) 1,000 1,019
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (6) 1,300 1,324

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (6) 2,615 2,664
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,125 2,169
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  535 543
Maryland Transportation Auth., 5.00%, 7/1/29  1,325 1,431
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,830 1,946
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/25 (4) 1,000 1,000
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (4) 2,000 2,059
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (4) 750 782
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (4) 1,000 1,054
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/30  1,000 1,059
Maryland, State & Local Facs. Loan, Series B, GO, 5.00%,
8/1/28  760 811
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,188
Montgomery County, Series B, GO, 4.00%, 11/1/26  815 829
Montgomery County, Series D, GO, 4.00%, 11/1/27  2,185 2,245
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  1,285 1,366
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 445
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,000 1,025
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,573
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  2,220 2,322
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  645 675
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/29  1,320 1,405
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  660 676
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 267
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 438
Univ. System of Maryland, Series A, 4.00%, 4/1/30  1,900 1,927
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,895 1,929
Univ. System of Maryland, Series B, 5.00%, 4/1/26  595 606
Washington County, GO, 5.00%, 7/1/27  1,095 1,144
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  1,050 1,074

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 939
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  1,500 1,624
155,499
PUERTO RICO  5.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 750 767
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  707 707
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,618
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,015 2,111
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  2,000 1,697
8,900
Total Investments in Securities  101.2%
(Cost $164,441) $ 164,399
Other Assets Less Liabilities (1.2)% (2,014)
Net Assets 100.0% $ 162,385
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,209 and represents 0.7% of net assets.
(3) When-issued security
(4) Interest subject to alternative minimum tax.
(5) Escrowed to maturity
(6) Prerefunded date is used in determining portfolio maturity.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F90-054Q1 05/25